Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 58,110	¥ 65,373
Provision (Reversal)	5,580	7,733
Allowance of purchased loans during the reporting period	597	7,580
Charge-offs	(6,620)	(14,706)
Recoveries	369	400
Other	(4,280)	3,488
Ending balance	53,756	69,868
Collective (pool) assessment	32,517	54,453	¥ 37,162
Individual assessment	21,239	15,415	20,948
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,203	4,092
Provision (Reversal)	68	(50)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(44)	(144)
Recoveries	35	84
Other	1	1
Ending balance	3,263	3,983
Collective (pool) assessment	2,972	3,613	2,893
Individual assessment	291	370	310
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	581	446
Provision (Reversal)	359	118
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	1
Other	(49)	41
Ending balance	891	606
Collective (pool) assessment	432	575	526
Individual assessment	459	31	55
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	12	9,022
Provision (Reversal)	(8)	753
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	(450)
Recoveries	7	8
Other	1	0
Ending balance	12	9,333
Collective (pool) assessment	12	8,611	12
Individual assessment	0	722	0
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	91	7,759
Provision (Reversal)	(2)	2,970
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	(1,806)
Recoveries	4	3
Other	(2)	1
Ending balance	91	8,927
Collective (pool) assessment	6	6,487	6
Individual assessment	85	2,440	85
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,060	1,889
Provision (Reversal)	1,815	1,370
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(2,131)	(1,124)
Recoveries	223	163
Other	(121)	238
Ending balance	2,846	2,536
Collective (pool) assessment	1,457	1,896	1,762
Individual assessment	1,389	640	1,298
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	429	253
Provision (Reversal)	156	(27)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	0	0
Ending balance	585	226
Collective (pool) assessment	585	226	429
Individual assessment	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,718	1,494
Provision (Reversal)	445	197
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	(127)	192
Ending balance	2,036	1,883
Collective (pool) assessment	1,038	837	660
Individual assessment	998	1,046	1,058
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	975	777
Provision (Reversal)	58	23
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	(4)
Recoveries	13	13
Other	(2)	0
Ending balance	1,044	809
Collective (pool) assessment	961	705	889
Individual assessment	83	104	86
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,549	1,007
Provision (Reversal)	361	(68)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	(130)	82
Ending balance	1,780	1,021
Collective (pool) assessment	626	1,021	1,045
Individual assessment	1,154	0	504
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	857	1,152
Provision (Reversal)	496	(29)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(125)	(23)
Recoveries	16	4
Other	0	0
Ending balance	1,244	1,104
Collective (pool) assessment	773	615	722
Individual assessment	471	489	135
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	25,824	19,132
Provision (Reversal)	(1,509)	434
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(2,433)	(2,131)
Recoveries	24	101
Other	(3,507)	2,107
Ending balance	18,399	19,643
Collective (pool) assessment	11,492	16,288	16,061
Individual assessment	6,907	3,355	9,763
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	878	650
Provision (Reversal)	1,410	90
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(37)	0
Recoveries	0	0
Other	(173)	82
Ending balance	2,078	822
Collective (pool) assessment	420	410	422
Individual assessment	1,658	412	456
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,133	1,148
Provision (Reversal)	7	69
Allowance of purchased loans during the reporting period	597	7,580
Charge-offs	(608)	(7,612)
Recoveries	1	1
Other	(10)	12
Ending balance	1,120	1,198
Collective (pool) assessment	530	511	548
Individual assessment	590	687	585
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,780	15,719
Provision (Reversal)	1,833	1,717
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,120)	(1,234)
Recoveries	37	17
Other	(131)	590
Ending balance	17,399	16,809
Collective (pool) assessment	10,945	12,366	10,866
Individual assessment	6,454	4,443	5,914
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	57,090	64,540
Provision (Reversal)	5,489	7,567
Allowance of purchased loans during the reporting period	597	7,580
Charge-offs	(6,498)	(14,528)
Recoveries	360	395
Other	(4,250)	3,346
Ending balance	52,788	68,900
Collective (pool) assessment	32,249	54,161	36,841
Individual assessment	20,539	14,739	20,249
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,020	833
Provision (Reversal)	91	166
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(122)	(178)
Recoveries	9	5
Other	(30)	142
Ending balance	968	968
Collective (pool) assessment	268	292	321
Individual assessment	¥ 700	¥ 676	¥ 699